DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2012
Derivatives Tables [Abstract]
Derivatives

Derivative Assets(1)
	2011		2012
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value
	(EUR in thousands)		(EUR in thousands)
Cross currency interest rate swaps	6,736,338	792,046	5,819,717	314,051
Financial futures	346,708	8,142	67,288	2,830
Foreign exchange swaps	3,003,201	55,768	1,736,980	14,543
Forward rate agreements	69,865	608	125,340	712
Interest rate swaps	22,598,883	2,594,929	22,002,316	3,248,952
Options	4,794,160	114,378	6,474,875	73,554
Outright foreign exchange forwards	889,417	39,744	660,553	10,693
Credit Derivatives	7,803	65	15,138	148
Other	1,293	285	4,110,512	27,541
Total	38,447,668	3,605,965	41,012,719	3,693,024

Derivative Liabilities(1)
	2011		2012
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value
	(EUR in thousands)		(EUR in thousands)
Cross currency interest rate swaps	4,328,113	542,310	6,326,935	326,520
Financial futures	1,433,408	8,369	1,729,773	5,101
Foreign exchange swaps	1,643,232	27,359	1,461,782	16,735
Forward rate agreements	80,441	2,463	65,173	1,319
Interest rate swaps	26,376,089	3,580,272	24,193,694	4,335,112
Options	3,033,158	108,859	2,630,847	67,166
Outright foreign exchange forwards	1,422,942	47,114	564,006	6,286
Credit Derivatives	46,820	3,503	321,357	26,158
Other	1,444	239	-	-
Total	38,365,647	4,320,488	37,293,567	4,784,397

(1) Includes both long and short derivative positions.
Credit derivative liabilities at December 31, 2012 relate to a guarantee for the non-payment risk of the Hellenic Republic.

Gains and losses on derivative instruments
Gains and losses on derivative instruments are presented within Net trading income / (loss) in the Statement of Income and Comprehensive Income and for the year ended December 31, 2010, 2011 and 2012 and are analyzed as follows:
	2010	2011	2012
	Net gains/(losses)	Net gains/(losses)	Net gains/(losses)

	(EUR in thousands)
Interest rate swaps and cross currency interest rate swaps	(590,551)	(1,588,841)	(945,099)
Financial futures	(227,366)	(92,185)	(76,056)
Foreign exchange swaps	13,433	(9,723)	(42,221)
Forward rate agreements	(8,928)	3,829	(2,937)
Options	(123,067)	415,621	(5,385)
Outright foreign exchange forwards	(8,235)	96,158	(67,951)
Credit Derivatives	-	-	(26,158)
Other	5,453	(236)	25,104
Total	(939,261)	(1,175,377)	(1,140,703)